Dividends - Disclosure of interim dividends paid (Details) - KRW (₩) ₩ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid	₩ 212,164	₩ 212,164	₩ 213,270	₩ 637,598
Dividend Payable Date	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Common Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid	₩ 205,171	₩ 205,171	₩ 206,277
Convertible Preferred Stock [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid	₩ 6,993	₩ 6,993	₩ 6,993